Business Description and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation

1. Business Description and Basis of Presentation

Business Description

Voltari Corporation (“Voltari” or the “Company”) empowers our customers (including brands, marketers and advertising agencies) to maximize the reach and economic potential of the mobile ecosystem through the delivery of relevance-driven merchandising, digital marketing and advertising solutions, primarily over smartphones and other mobile devices. Voltari uses advanced predictive analytics capabilities and real-time data management (including sophisticated data curation and modeling) to deliver the right content to the right person at the right time. Voltari’s unique combination of technology, expertise and go-to-market approach delivers return-on-investment for our customers.

Advertisers pay us to deliver their ads to mobile users, and we pay website and mobile application owners (or their proxies) for the use of their ad space. Our proprietary technology and data management platform allows us to analyze and augment the information accompanying web and mobile advertising opportunities and quickly deliver highly targeted and engaging ad content to consumers in both programmatic and mediated environments. Our platform uses mass volumes of third-party data along with ad response and location data and, when available, first-party consumer data to generate, in real time, a score for each unique advertising opportunity which can be measured against an advertiser’s creative materials and campaign goals.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q for interim financial reporting pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. The condensed consolidated balance sheet as of December 31, 2013 included herein was derived from the audited financial statements as of that date, but does not include all disclosures required by U.S. GAAP.

The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all normal recurring adjustments which are necessary for a fair statement of the results of the interim period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013 filed with the SEC on March 31, 2014. The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the full year or for any other period.

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions in certain circumstances that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the allowance for doubtful accounts receivable, valuation of deferred tax assets, valuation of goodwill, long-lived and intangible assets, stock-based compensation, litigation and other loss contingencies. Actual results could differ from those estimates.

The Company effected a one-for-ten reverse stock split of its common stock on April 23, 2013. The exercise price and the number of common shares issuable under the Company’s share-based compensation plans and upon exercise of the Company’s outstanding warrants to purchase common stock, as well as the issued and outstanding share capital, have been correspondingly adjusted in this Quarterly Report on Form 10-Q to reflect the reverse stock split.

Reclassifications

During 2013, we exited our U.S. carrier business and completed the sale of our Generation5 Mathematical Technology (“Gen5”) business. On May 30, 2014, we completed the sale of our U.S. and Canadian messaging business. Further, on September 1, 2014, we completed the sale of our wireless carrier business in the United Kingdom (“UK”). As a result, these businesses are reported as discontinued operations in the condensed consolidated financial statements for the requisite periods presented in this Quarterly Report on Form 10-Q. See Note 5—Discontinued Operations for further information.

1. Organization

Overview. Voltari Corporation (“Voltari” or the “Company”) empowers our customers (including brands, marketers and advertising agencies) to maximize the reach and economic potential of the mobile ecosystem through the delivery of relevance-driven merchandising, digital marketing and advertising solutions, primarily over smartphones and other mobile devices. Voltari uses advanced predictive analytics capabilities and real-time data management (including sophisticated data curation and modeling) to deliver the right content to the right person at the right time. Voltari’s unique combination of technology, expertise and go-to-market approach delivers return-on-investment for our customers.

Advertisers pay us to deliver their ads to mobile users, and we pay website and mobile application owners (or their proxies) for the use of their ad space. Our proprietary technology and data management platform allows us to analyze and augment the information accompanying web and mobile advertising opportunities and quickly deliver highly targeted and engaging ad content to consumers in both programmatic and mediated environments. Our platform uses mass volumes of third-party data along with ad response and location data and, when available, first-party consumer data to generate, in real time, a score for each unique advertising opportunity which can be measured against an advertiser’s creative materials and campaign goals. To date, we have identified more than 200 million server-side unique device profiles, many of which link multiple mobile devices to a single user. We continually collect additional anonymous data about users, audiences and their responses to mobile advertisements, which, in turn, refines our targeting and improves our placement choices.

Prior to July 1, 2013, most of our revenue was derived from providing hosting services to wireless carriers. Starting in 2012, we began our exit from the carrier business outside of the U.S. and, on June 30, 2013, concluded our U.S. carrier business. On October 31, 2013, we completed the sale of our Generation5 Mathematical Technology (“Gen5”) business. Additionally, during the fourth quarter of 2013, in order to better align with our overall strategic direction, we commenced negotiations for the sale of our messaging business in the U.S. and Canada. We are now focused on our digital media and marketing business and are planning to expand our product offerings to add online and display solutions to our suite of mobile data marketing services. We are also planning to offer predictive analytics services to website owners, application developers, mobile advertising trading desks and mobile ad exchanges.

Voltari, a Delaware corporation, was incorporated, under the name “Mobile Systems Corp.,” on December 14, 2012, as a wholly-owned subsidiary of Motricity, Inc. (“Motricity”), a Delaware corporation, and changed its name to “Voltari Corporation” on January 16, 2013. On April 9, 2013, pursuant to the consummation of the Reorganization (as defined below), Motricity became a wholly-owned subsidiary of Voltari. On July 30, 2013, Motricity changed its name to Voltari Operating Corp.

On April 9, 2013, Motricity and Voltari consummated a transaction intended to protect the long-term value of Motricity’s NOLs, referred to herein as the “Reorganization,” pursuant to an agreement and plan of reorganization by and among Motricity, Voltari and Voltari Merger Sub, Inc. The agreement and plan of reorganization and the transactions contemplated thereby were approved and adopted by Motricity’s stockholders on April 9, 2013. Upon completion of the Reorganization, Motricity became our wholly-owned subsidiary, and we replaced Motricity as the publicly held corporation. Further, our common stock was deemed to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, pursuant to rule 12g-3(a) promulgated thereunder. For purposes of Rule 12g-3(a), we are the successor issuer to Motricity. As of April 10, 2013, shares of our common stock commenced trading on NASDAQ under the symbol “VLTC.”

On April 9, 2013, Motricity’s stockholders also approved an amendment to our certificate of incorporation to effect a one-for-ten reverse stock split of the outstanding shares of our common stock after the Reorganization, provided that our board of directors (the “Board”) determined that the reverse stock split was appropriate in order to regain compliance with the listing requirements of NASDAQ. Our board made the determination that the reverse stock split was appropriate on April 15, 2013, and the reverse stock split became effective on April 23, 2013. Trading on NASDAQ of our common stock reflecting the one-for-ten reverse stock split commenced on April 24, 2013. We regained compliance with NASDAQ’s listing requirements on May 7, 2013 when the closing price of our common stock on NASDAQ was above $1.00 for ten consecutive trading days.

Our operations are predominantly based in the U.S., with international operations in Canada and the UK. As discussed in greater detail below, we exited most of our non-U.S. carrier business in 2012, exited our U.S. carrier business in June 2013, and commenced negotiations for the sale of our messaging business in the U.S. and Canada in the fourth quarter of 2013. All of the operations related to our carrier business (other than our continuing business in the UK) and our messaging business in the U.S. and Canada are reported as discontinued operations in our audited financial statements as of and for the years ended December 31, 2013 and 2012.

In the first quarter of 2012, we decided to exit our business in India and the Asia Pacific region. This decision was based on the resources and cost associated with these operations, the intensified competition in the region and our decision to streamline our operations and focus on our mobile marketing and advertising and enterprise business. Additionally, as a part of our new strategic path and a reduction in the actual and anticipated performance of our subsidiaries, we decided to divest our subsidiaries located in France and the Netherlands. We completed the divestitures of our France and Netherlands subsidiaries in May 2012. The costs associated with the divestitures of these subsidiaries were minimal.

All of the operations related to India, the Asia Pacific region, our France subsidiary, and our Netherlands subsidiary are reported as discontinued operations for all periods presented. See Note 4—Discontinued Operations.

On February 28, 2012, we amended our term loan from High River Limited Partnership (“High River”) to, among other things, extend its maturity date to August 28, 2013. On May 10, 2012, we further amended the term loan by adding a $5.0 million revolving credit facility from High River. No amounts were drawn under the revolving credit facility and it was terminated upon the closing of the rights offering on October 11, 2012, as discussed below. We repaid the term loan on August 19, 2013 using cash on hand. High River is beneficially owned by Carl C. Icahn, who, as of March 24, 2014, beneficially owns approximately 30.3% of the Company’s outstanding shares of common stock, controls approximately 14.4% of the voting power of our common stock and beneficially owns approximately 95.5% of our Series J preferred stock. Mr. Brett M. Icahn, a director of the Company, is the son of Mr. Carl C. Icahn, and Mr. Hunter C. Gary, a director of the Company, is married to Mr. Carl C. Icahn’s wife’s daughter. The term loan, as amended, was approved by a committee comprised of disinterested directors of our Board.

On July 24, 2012, we launched a rights offering pursuant to which we distributed to holders of our common stock at the close of business on July 23, 2012 one transferable subscription right for every one share of common stock owned as of that date. Each subscription right, subject to certain limitations, entitled the holder thereof to subscribe for units consisting of shares of our 13% Series J preferred stock and warrants to purchase common stock, at a subscription price of $6.50 per unit. The rights offering was fully subscribed and we received approximately $27.8 million in net proceeds upon the closing of the rights offering on October 11, 2012. This contributed to our ability to repay the term loan. We intend to continue to use the net proceeds from this rights offering for general corporate and working capital purposes, which may include any acquisitions we may pursue.

Recent Developments. On December 17, 2012, our largest customer, AT&T, provided us with notice that it would be terminating one of its agreements and all services thereunder, effective June 30, 2013, pursuant to its right to termination for convenience thereunder. On April 25, 2013, AT&T exercised its right to terminate itsother material contract with us, also effective June 30, 2013. On June 4, 2013, the Verizon Portal Agreement, by and between Motricity and Verizon Sourcing LLC (“Verizon”) was amended by a Transition Agreement (the “Transition Agreement”) among Motricity, Opalhaven Corporation (“Opalhaven”) and Verizon. Under the Transition Agreement: (a) all of Motricity’s rights, title and interest in and to the Verizon Portal Agreement were assigned to Opalhaven on June 30, 2013 (the “Transition Date”) in consideration of Opalhaven’s assumption of all of the obligations, duties, responsibilities and undertakings of Motricity under the Verizon Portal Agreement and (b) Verizon waived all claims against Motricity arising under the Verizon Portal Agreement after the Transition Date.

The revenue generated from our agreements with AT&T and Verizon contributed positively to our operating cash flows for the years ended December 31, 2013 and 2012.

As a result of the termination of our agreements with AT&T and the Transition Agreement, we exited our U.S. carrier business on June 30, 2013. All of the operations related to our carrier business (other than our continuing business in the UK) are reported as discontinued operations for all periods presented. See Note 4—Discontinued Operations.

On October 31, 2013, we completed the sale of our Gen5 business to a third party. Additionally, during the fourth quarter of 2013, in order to better align with our overall strategic direction, which includes enhanced focus on our digital media and advertising business and new predictive analytics service offerings, we commenced negotiations for the sale of our messaging business in the U.S. and Canada. All of the operations related to Gen5 and the messaging business in the U.S. and Canada are reported as discontinued operations in the consolidated financial statements for all periods presented. The assets and liabilities related to our U.S. and Canadian messaging business are reported as assets and liabilities held for sale on the consolidated balance sheets at December 31, 2013 and 2012. See Note 4—Discontinued Operations.